Investment in Master Trust	12 Months Ended
Dec. 31, 2025
U.S. Group Savings Plan
Investment in Master Trust
Investment in Master Trust
3.	Investment in Master Trust

The Master Trust comprises the investment assets of the Plan and the Sanofi Puerto Rico Group Savings Plan. Certain investment assets of the Master Trust, related earnings (losses), and expenses are allocated to all the plans that participate in the Master Trust based upon the total of each individual participant’s share of the Master Trust.

At December 31, 2025 and 2024, the Plan’s interest in the Master Trust was approximately 99% of the total trust.

The following tables present the investments and other assets and changes in net assets of the Sanofi U.S. Group Savings Master Trust, and the Plan, as of and for the years December 31, 2025 and 2024:

			Sanofi U.S. Group Savings Plan’s
	Sanofi U.S. Group Savings		Interest in Sanofi U.S. Group
	Master Trust		Savings Master Trust
	2025	2024	2025	2024
Investments at fair value
Self-directed brokerage accounts	$195,671,531	$166,382,492	$195,671,531	$166,382,492
Common collective trust funds	8,321,132,717	7,524,576,465	8,293,849,028	7,499,066,608
Separately managed accounts:
Domestic equities	196,628,547	181,509,806	194,752,347	179,849,867
Fixed income securities	58,038,372	54,099,426	57,671,979	53,800,531
Company stock	37,420,776	42,496,960	36,944,410	42,008,500

Total investments at fair value	8,808,891,943	7,969,065,149	8,778,889,295	7,941,107,998

Investments at contract value
Stable value fund	487,868,228	489,852,592	486,208,714	487,292,544

Net Assets of the Master Trust	$9,296,760,171	$8,458,917,741	$9,265,098,009	$8,428,400,542

			Sanofi U.S. Group Savings Plan’s
	Sanofi U.S. Group Savings		Interest in Sanofi U.S. Group
	Master Trust		Savings Master Trust
	2025	2024	2025	2024
Net Appreciation in the value of investments	$1,341,677,244	$978,908,389	$1,337,457,183	$975,490,001
Dividends	1,689,256	1,860,132	1,670,761	1,841,210
Interest	16,171,561	16,180,920	16,116,552	16,096,356

Net investment income	1,359,538,061	996,949,441	1,355,244,496	993,427,567

Net transfers	(521,695,631)	(305,936,717)	(518,547,029)	(303,062,094)

Increase in Net Assets	837,842,430	691,012,724	836,697,467	690,365,473

Net Assets:
Beginning of Year	8,458,917,741	7,767,905,017	8,428,400,542	7,738,035,069

End of Year	$9,296,760,171	$8,458,917,741	$9,265,098,009	$8,428,400,542

Investment Valuation and Income Recognition – The investments of the Master Trust are reported at fair value, except for the Stable Value Fund which is a FBRIC and is required to be reported at contract value. Purchases and sales of investments within the Master Trust are recorded on the trade-date basis (the day the order to buy or sell is executed). Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

Fair Value Measurements – The accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability;
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The valuation technique used needs to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024. All of the Plan’s assets are invested in the Master Trust.

Self-Directed Brokerage Accounts – These accounts consist of over-the-counter publicly traded mutual funds that are valued using quoted market prices of the underlying investments as reported in the active market in which the mutual funds are traded. They are classified within Level 1 of the valuation hierarchy.

Common Collective Trust Funds – These funds are investment vehicles consisting of target date funds, index funds, international equity and fixed income funds, and a U.S. Treasury money market trust. Units held in common collective trust funds are valued at the net asset value (“NAV”) as a practical expedient as determined by the issuer based on the current fair values of the underlying assets of the fund. Investments that use NAV as a practical expedient to measure fair value have not been classified in the fair value hierarchy in accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10.

Separately Managed Accounts – These investments are individually managed investment accounts that are managed by various investment advisors. The underlying investments of the accounts include domestic equities including Company stock, corporate and governmental fixed income securities, and short-term investments. The units held of separately managed accounts are valued at the NAV, as a practical expedient, as determined by the issuers based on the current fair values of the underlying assets of the separately managed accounts, including any receivables or payables applicable to the fund. Investments that use NAV as a practical expedient to measure fair value have not been classified in the fair value hierarchy in accordance with ASC Subtopic 820-10.

Company stock held within a separately managed account is valued at the closing price reported on the active market on which the individual securities are traded. This investment is classified within Level 1 of the valuation hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with ASC 820 guidance, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the end of the reporting period.

The following tables set forth by level, within the fair value hierarchy, the Master Trust assets at fair value as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$195,671,531	$—	$—	$195,671,531
Company stock	37,420,776	—	—	37,420,776

Total investments in the fair value hierarchy	$233,092,307	$—	$—

Investments measured at net asset value (a)				8,575,799,636

Total investments measured at fair value				$8,808,891,943

	2024
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$166,382,492	$—	$—	$166,382,492
Company Stock	42,496,960	—	—	42,496,960

Total investments in the fair value hierarchy	$208,879,452	$—	$—

Investments measured at net asset value (a)				7,760,185,697

Total investments measured at fair value				$7,969,065,149

(a)	In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the net assets available for benefits of the Master Trust.

Investments Measured at NAV – The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024. There are no participating redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

		Unfunded	Redemption	Redemption
December 31, 2025	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$4,412,315	—	Daily	None
Sanofi U.S. Active Bond Fund (a)	116,451,786	—	Daily	None
Sanofi U.S. Bond Fund Index (b)	111,470,257	—	Daily	None
Sanofi International Stock Index(b)	147,573,027	—	Daily	None
Sanofi U.S. Active Stock Fund (a)	312,422,910	—	Daily	None
Sanofi U.S. Stock Index (b)	1,055,410,167	—	Daily	None
Sanofi-Aventis International Core Fund (b)	143,238,754	—	Daily	None
TRP Retirement Date Trusts (c)	6,684,820,420	—	Daily	90 days

Total Investments Measured at NAV	$8,575,799,636

		Unfunded	Redemption	Redemption
December 31, 2024	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$7,293,457	—	Daily	None
Sanofi U.S. Active Bond Fund (a)	106,924,857	—	Daily	None
Sanofi U.S. Bond Fund Index (b)	96,804,003	—	Daily	None
Sanofi International Stock Index(b)	100,882,780	—	Daily	None
Sanofi U.S. Active Stock Fund (a)	304,891,943	—	Daily	None
Sanofi U.S. Stock Index (b)	955,182,554	—	Daily	None
Sanofi-Aventis International Core Fund (b)	127,752,468	—	Daily	None
TRP Retirement Date Trusts (c)	6,060,453,635	—	Daily	90 days

Total Investments Measured at NAV	$7,760,185,697

(a)	This category includes separately managed accounts that are managed by investment advisors as described above and depending on the fund include domestic equities and fixed income securities as underlying securities owned by the Master Trust.
(b)	This category includes investments in common collective trust funds as described above.
(c)	This category includes investments in a blend of diversified common collective trust funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances gauged upon an expected retirement date. The funds share the common goal of growing principal in earlier years and then later preserving the principal balance closer to an expected retirement date.

Fully Benefit-Responsive investment Contracts (“FBRIC”) – The Master Trust entered into fully benefit-responsive investment contracts in the Stable Value Fund that invest primarily in investment contracts issued by high-quality insurance companies and banks as rated by T. Rowe Price Associates, Inc. These contracts meet the fully benefit-responsive contract criteria and therefore are reported at contract value. Contract value is the relevant measure for FBRICs because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. These are interest bearing contracts in which the principal and interest are guaranteed by the issuing companies. Contract value represents contributions made to the investment contracts plus earnings, less participant withdrawals and administrative expenses.

The Stable Value Fund invests in synthetic guaranteed investment contracts (“SICs”) and separate account contracts. For investments in SICs, the Master Trust owns the underlying investments, whereas for investments in the separate account contracts, the Master Trust receives title to the annuity contract, but not the direct title to the assets in the separate account. SICs and separate account contracts are generally backed by fixed income assets. The underlying investments wrapped within the SICs and separate account contracts are managed by third party fixed income managers and include securities diversified across the broad fixed income market, such as, but not limited to, corporate bonds, mortgage related securities, government bonds, asset-backed securities, cash, and cash equivalents.

SICs, backed by underlying assets, are designed to provide principal protection and accrued interest over a specified period of time through benefit-responsive wrapper contracts issued by a third party assuming that the underlying assets meet the requirements of the SIC. Separate account contracts are investment contracts invested in insurance company separate accounts established for the sole benefit of the Stable Value Fund included within the Master Trust. SICs and separate account contracts are wrapped by the financially responsible insurance company.

The issuers of the SICs and separate account contracts are contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Master Trust. The fund deposits a lump sum with the issuer and receives a guaranteed interest rate for a specified time. There are currently no reserves against contract values for credit risk of the contract issuers or otherwise and do not permit the insurance companies to terminate the agreement prior to the scheduled maturity date. Each contract is subject to early termination penalties that may be significant.

The crediting rates for SICs and separate account contracts are periodically reset during the year and are based on the performance of the contract’s underlying assets. Interest is accrued on either a simple interest or fully compounded basis and paid either periodically or at the end of the contract term. The average crediting rate for the investment contracts was 3.39% for 2025 and 2024.

Certain events could limit the ability of the Master Trust to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the Plan sponsor or other plan sponsor events (e.g. divestures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan or (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire interest in the fund.

The following represents the disaggregation of contract value between types of investment contracts held by the Master Trust for the FBRIC at December 31, 2025 and 2024:

	2025	2024
Stable value fund
Cash reserves common trust fund	14,800,092	$12,219,011
Synthetic investment contracts	473,068,136	477,633,581

End of Year	487,868,228	$489,852,592